Capital structure and financing - C.7.4. Call and put options (Details) $ in Millions, $ in Billions	Jul. 31, 2024	Oct. 12, 2023 USD ($)	Oct. 12, 2023 COP ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Put option liability				$ 0	$ 79	$ 86
Tigo-UNE
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in joint venture	50.00%	50.00%	50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 74	$ 300
Undiscounted cash outflow required to repurchase derecognised financial assets			$ 330